Fair Value Measurements - Narrative (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended																							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Other assets [Member]		Dec. 31, 2010 Other assets [Member]		Dec. 31, 2011 Trading Account Assets [Member]	Dec. 31, 2010 Trading Account Assets [Member]	Dec. 31, 2011 Available-for-sale Securities [Member]	Dec. 31, 2010 Available-for-sale Securities [Member]	Dec. 31, 2011 Loans and leases [Member]		Dec. 31, 2011 Derivative assets [Member]		Dec. 31, 2010 Derivative assets [Member]		Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]		Dec. 31, 2010 Fair Value, Measurements, Recurring [Member]		Dec. 31, 2011 Level 3 [Member] Fair Value, Measurements, Recurring [Member]		Dec. 31, 2010 Level 3 [Member] Fair Value, Measurements, Recurring [Member]		Dec. 31, 2009 Level 3 [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Accrued Liabilities [Member]		Dec. 31, 2011 Long-term Debt [Member]		Dec. 31, 2010 Long-term Debt [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	$ 73,023	$ 73,000															$ 73,023		$ 73,000		$ 14,366	[1]	$ 18,773	[1]	$ 23,048
Derivative liabilities included in net derivatives																	59,520	[1]	55,914	[1]	8,500	[1]	11,028	[1]	15,200
More significant transfers into Level 3			375	[2]			1,910	3,241	548	3,503	5	[3],[4]	1,199	[5]	1,067	[6]
Gross Transfers into Level 3																												2,111	[3]	1,881	[3]
More significant transfers out of Level 3			(1,975)	[2]	(299)	[7]	(1,589)	(3,357)	(6,338)	(445)	(4,386)	[3],[4]	(180)	[5]	(525)	[6]
Gross Transfers out of Level 3																										$ 761	[3]	$ 1,576	[3]	$ 1,784	[3]

[1]	For further disaggregation of derivative assets and liabilities, see Note 4 – Derivatives.
[2]	Other assets is primarily comprised of net monoline exposure to a single counterparty and private equity investments.
[3]	Amounts represent items that are accounted for under the fair value option.
[4]	Issuances represent loan originations and mortgage servicing rights retained following securitizations or whole loan sales.
[5]	Net derivatives at December 31, 2011 include derivative assets of $14.4 billion and derivative liabilities of $8.5 billion.
[6]	Net derivatives at December 31, 2010 include derivative assets of $18.8 billion and derivative liabilities of $11.0 billion.
[7]	Other assets is primarily comprised of AFS marketable equity securities.